Ordinary shares - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				13 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2020 shares
Number of shares issued					80,000
Share based compensation	¥ 9,797	$ 1,537	¥ 17,448	¥ 110,401
Fair Value Of The Equity Instrument Granted And Recognized | ¥				¥ 433
ADS.
Number of shares issued					20,000